UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Pacific Financial Funds

(Exact name of registrant as specified in charter)

10900 NE 8th St., Suite 1523, Bellevue, WA 98004

(Address of principal executive offices)

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 735-7199

Date of fiscal year end:

4/30

Date of reporting period:  7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)					July 31, 2010
% of
Net Assets	Description			Shares	Value
89.19%	EXCHANGE TRADED FUNDS
89.19%	EQUITY FUNDS
	iShares Morningstar Small Core Index Fund			6,075	$ 452,466
	iShares Morningstar Small Value Index Fund			19,270	1,373,758
	iShares Russell Midcap Value Index Fund			34,613	1,349,907
	iShares S&P SmallCap 600/BARRA Growth Index Fund			22,523	1,359,038
	Powershares QQQ			194,051	8,889,476
	SPDR Dow Jones Industrial Average ETF Trust			85,572	8,959,388
	SPDR Dow Jones Mid Cap ETF			81,159	4,031,168
	SPDR Dow Jones Mid Cap Value ETF			28,229	1,349,064
	SPDR Dow Jones Small Cap ETF			82,374	4,559,401
	SPDR Dow Jones Small Cap Value ETF			22,556	1,356,067
	Vanguard Extended Market ETF			30,071	1,364,321
	Vanguard Mid-Cap Value Index Fund			96,100	4,493,636
	Total Exchange Traded Funds
	(Cost $39,119,388)				39,537,690

10.97%	SHORT-TERM INVESTMENTS
10.97%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *			4,862,330	4,862,330
	(Cost $4,862,330)

100.16%	TOTAL INVESTMENTS				$ 44,400,020
	(Cost $43,981,718) (a)

-0.16%	LIABILITIES IN EXCESS OF OTHER ASSETS				(71,201)

100.00%	TOTAL NET ASSETS				$ 44,328,819

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation				$ 760,291
	Unrealized depreciation				(341,989)
	Net unrealized appreciation				$ 418,302
* Money market fund; interest rate reflects seven day effective yield on July 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of Juy 31, 2010 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 39,537,690	-	-	$ 39,537,690
Short-Term Investments		4,862,330	-	-	4,862,330
Total		$ 44,400,020	-	-	$ 44,400,020

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)				July 31, 2010
% of
Net Assets	Description		Shares	Value
98.74%	EXCHANGE TRADED FUNDS
16.11%	HEALTH & BIOTECHNOLOGY
	First Trust Health Care AlphaDEX Fund *		40,457	$ 872,657
	iShares Dow Jones US Medical Devices Index Fund		16,538	866,591
	iShares Dow Jones US Pharmaceuticals Index Fund		15,555	867,502
	SPDR S&P Pharmaceuticals ETF		22,075	877,481
				3,484,232

47.81%	INDEX
	Claymore/Zacks Dividend Rotation Index ETF		44,060	863,884
	Claymore/Zacks Multi-Asset Income Index ETF		11,791	864,844
	ELEMENTS Linked to the Benjamin Graham Total Market Value Index - Total Return *		11,070	537,610
	First Trust Value Line Equity Allocation Index Fund		12,726	850,784
	iShares Dow Jones Select Dividend Index Fund		9,531	536,844
	iShares Russell Midcap Value Index Fund		46,472	431,886
	PowerShares Dynamic Mid Cap Portfolio		16,472	1,077,233
	PowerShares NXQ Portfolio *		17,291	431,731
	SPDR Dow Jones Mid Cap Value ETF		50,103	430,206
	SPDR S&P Dividend ETF		48,340	536,784
	Vanguard Consumer Discretionary ETF		11,074	867,662
	Vanguard Mid-Cap Value Index Fund		49,895	430,239
	WisdomTree Dividend Ex-Financials Fund		9,002	537,801
	WisdomTree MidCap Dividend Fund		9,201	430,325
	WisdomTree MidCap Earnings Fund		9,493	429,938
	WisdomTree SmallCap Dividend Fund		25,841	1,082,738
				10,340,509
8.46%	INTERNET & TELECOM
	First Trust Dow Jones Internet Index Fund *		37,261	968,037
	PowerShares NASDAQ Internet Portfolio *		32,066	860,972
				1,829,009
4.01%	LEISURE
	Consumer Discretionary Select Sector SPDR Fund		27,581	867,147

22.35%	REAL ESTATE
	First Trust S&P REIT Index Fund		40,112	539,908
	iShares Cohen & Steers Realty Majors Index Fund		8,907	539,408
	iShares FTSE NAREIT Real Estate 50 Index Fund		17,260	538,165
	iShares FTSE NAREIT Residential Plus Capped Index Fund		14,672	536,555
	PowerShares Active U.S. Real Estate Fund		12,693	535,914
	SPDR Dow Jones REIT ETF		9,620	539,393
	Vanguard REIT ETF		10,593	539,713
	First Trust Technology AlphaDEX Fund *		58,784	1,065,754
				4,834,810

	TOTAL EXCHANGE TRADED FUNDS			21,355,707
	(Cost $20,982,400)

43.67%	SHORT-TERM INVESTMENTS
43.67%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% **		101,943	9,444,280
	(Cost $9,444,280)

PACIFIC FINANCIAL EXPLORER FUND (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)				July 31, 2010

142.41%	TOTAL INVESTMENTS			$ 30,799,987
	(Cost $30,426,680) (a)

-42.41%	LIABILITIES IN EXCESS OF OTHER ASSETS			(9,171,900)

100.00%	TOTAL NET ASSETS			$ 21,628,087

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation			$ 441,495
	Unrealized depreciation			(68,188)
	Net unrealized appreciation			$ 373,307
* Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on July 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,355,707	-	-	$ 21,355,707
Short-Term Investments	9,444,280	-	-	9,444,280
Total	$ 30,799,987	-	-	$ 30,799,987

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)					July 31, 2010
% of
Net Assets	Description			Shares	Value
99.09%	EXCHANGE TRADED FUNDS
4.00%	ASIAN PACIFIC
	First Trust ISE Chindia Index Fund			19,321	$ 426,608

4.09%	BRAZIL
	Market Vectors Brazil Small-Cap ETF			8,816	435,599

3.96%	CHILE
	iShares MSCI Chile Investable Market Index Fund			6,739	422,198

3.94%	COLOMBIA
	Global X/InterBolsa FSTE Colombia 20 ETF			11,012	420,438

10.98%	EMERGING MARKETS
	Claymore/BNY Mellon Frontier Markets ETF			20,791	423,721
	SPDR S&P Emerging Markets ETF			6,578	425,965
	WisdomTree Emerging Markets SmallCap Dividend Fund			7,146	321,141
					1,170,827
4.05%	INDONESIA
	Market Vectors - Indonesia Index ETF			5,554	431,824

4.05%	MALAYSIA
	iShares MSCI Malaysia Index Fund			35,147	431,254

4.06%	PERU
	iShares MSCI All Peru Capped Index Fund			12,471	432,619

23.91%	PREFERRED
	iShares S&P US Preferred Stock Index Fund			32,487	1,275,764
	PowerShares Financial Preferred Portfolio			73,698	1,273,501
					2,549,266
11.95%	REAL ESTATE
	SPDR Dow Jones Global Real Estate ETF			37,355	1,273,432

4.02%	SINGAPORE
	iShares MSCI Singapore Index Fund			34,829	428,745

12.07%	SWEDEN
	iShares MSCI Sweden Index Fund			49,323	1,286,344

4.02%	THAILAND
	iShares MSCI Thailand Index Fund			8,525	428,808

3.99%	TURKEY
	iShares MSCI Turkey Index Fund			6,878	424,992

	TOTAL EXCHANGE TRADED FUNDS				10,562,952
	(Cost $10,250,337)

17.85%	SHORT-TERM INVESTMENTS
17.85%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *			1,902,519	1,902,519
	(Cost $1,902,519)

PACIFIC FINANCIAL INTERNATIONAL FUND (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)					July 31, 2010

116.94%	TOTAL INVESTMENTS				$ 12,465,471
	(Cost $12,152,856) (a)

-16.94%	LIABILITIES IN EXCESS OF OTHER ASSETS				(1,805,488)

100.00%	TOTAL NET ASSETS				$ 10,659,983

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation				$ 312,615
	Unrealized depreciation				-
	Net unrealized appreciation				$ 312,615

* Money market fund; interest rate reflects seven day effective yield on July 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 10,562,952	-	-	$ 10,562,952
Short-Term Investments		1,902,519	-	-	1,902,519
Total		$ 12,465,471	-	-	$ 12,465,471

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)					July 31, 2010
% of
Net Assets	Description			Shares	Value
98.32%	OPEN ENDED MUTUAL FUNDS
98.32%	DEBT MUTUAL FUNDS
	Frontegra Columbus Core Plus Fund			327,975	$ 10,849,423
	Harbor Bond Fund			927,290	11,943,490
	Metropolitan West High Yield Bond Fund			363,682	3,785,930
	PIMCO GNMA Fund			536,171	6,493,031
	PIMCO Total Return Fund			1,047,351	11,939,800
	Professionally Managed Portfolios - The Osterweis Strategic Income Fund			700,539	8,119,242
	Total Open Ended Mutual Funds
	(Cost $52,021,872)				53,130,916

2.05%	SHORT-TERM INVESTMENTS
2.05%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *			1,108,203	1,108,203
	(Cost $1,108,203)

100.37%	TOTAL INVESTMENTS				$ 54,239,119
	(Cost $53,130,075) (a)

-0.37%	LIABILITIES IN EXCESS OF OTHER ASSETS				(198,870)

100.00%	TOTAL NET ASSETS				$ 54,040,249

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation				$ 1,109,043
	Unrealized depreciation				0
	Net unrealized appreciation				$ 1,109,043
* Money market fund; interest rate reflects seven day effective yield on July 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 53,130,916	-	-	$ 53,130,916
Short-Term Investments		1,108,203	-	-	1,108,203
Total		$ 54,239,119	-	-	$ 54,239,119

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)					July 31, 2010
% of
Net Assets	Description			Shares	Value
99.84%	MUTUAL FUNDS
81.48%	DEBT MUTUAL FUNDS
	iShares Barclays Aggregate Bond Fund			16,819	$ 1,815,443
	PIMCO Total Return Fund			350,862	3,999,822
	Professionally Managed Portfolios - The Osterweis Strategic Income Fund			346,590	4,016,981
	Trust for Professional Managers - Leader Short-Term Bond Fund			74,556	726,925
	Vanguard Intermediate-Term Bond ETF			21,443	1,819,010
	Vanguard Short-Term Investment Grade Fund			201,676	2,180,116
					14,558,297

18.36%	EQUITY MUTUAL FUND
	Forum Funds - Absolute Strategies Fund			308,816	$ 3,279,628

	TOTAL MUTUAL FUNDS ( Cost - $17,522,837)				17,837,925

0.25%	SHORT-TERM INVESTMENTS
0.25%	MONEY MARKET FUND
	Milestone Treasury Obligations Portfolio, 0.01% *			44,413	44,413
	(Cost $44,413)

100.09%	TOTAL INVESTMENTS				$ 17,882,338
	(Cost $17,567,250) (a)

-0.09%	LIABILITIES IN EXCESS OF OTHER ASSETS				(15,972)

100.00%	TOTAL NET ASSETS				$ 17,866,366

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation				$ 315,088
	Unrealized depreciation				0
	Net unrealized appreciation				$ 315,088

* Money market fund; interest rate reflects seven day effective yield on July 31, 2010

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of July 31, 2010 in valuing the fund's assets carried at fair value:

Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$ 17,837,925	-	-	$ 17,837,925
Short-Term Investments		44,413	-	-	44,413
Total		$ 17,882,338	-	-	$ 17,882,338

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/23/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/23/10